Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000099770 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099770 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000099770 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099770 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000099770 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099770 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099770 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099770 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099770 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099770 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099770 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099770 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000099770 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099770 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099770 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099770 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099770 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099770 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099770 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099770 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099770 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099770 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099770 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237496 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237496 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237496 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000237496 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237496 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237496 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237496 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237496 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237496 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237496 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237496 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000237496 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000237496 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237496 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237496 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237496 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237496 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237496 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237496 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237496 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237496 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237496 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000237496 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099773 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099773 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000099773 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099773 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000099773 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099773 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099773 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099773 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099773 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099773 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099773 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099773 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000099773 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099773 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099773 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099773 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099773 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099773 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099773 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099773 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099773 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099773 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099773 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099773 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%